Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Payables and Accruals [Abstract]
Employee-related accruals	$ 29,234,000	$ 25,599,000		$ 13,409,000
Homeowner reserves	7,891,000	6,365,000		4,962,000
Current portion of acquisition liabilities	32,774,000	31,444,000	[1]	10,460,000	[1]
Current portion of operating lease liabilities	10,417,000	0
Other	10,915,000	8,425,000		8,675,000
Accrued expenses and other current liabilities	$ 91,231,000	$ 71,833,000		$ 44,022,000

[1]	The current portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due within one year.